Newbuildings and other equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	As of
	December 31,
(in thousands of U.S. dollars)	2014	2013
Newbuilding beginning of period	$122,517	$86,067
Additions	168,881	29,519
Capitalized interest	3,292	6,931
Transfer to vessel/ net investment in direct financing lease	(294,690)	—
Newbuilding end of period	$—	$122,517